Form N-1A Supplement	Dec. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SIX CIRCLES FUNDS
Six Circles Tax Aware Intermediate Duration Fund
Supplement dated July 1, 2026
to the Prospectus and Summary Prospectus
dated May 1, 2026, as supplemented
(the “Prospectus”)
On June 15, 2026, the Board of Trustees for the Six Circles Tax Aware Intermediate Duration Fund (the “Fund”) approved the addition of BlackRock Investment Management, LLC (“BlackRock”) as an additional sub‑adviser to the Fund, effective July 1, 2026 (the “Effective Date”). On the Effective Date, BlackRock will begin managing Fund assets allocated to BlackRock by J.P. Morgan Private Investments Inc., the Fund’s adviser, pursuant to BlackRock’s Passive Treasury Strategy.
Accordingly, on the Effective Date, the Fund’s Prospectus is hereby amended as follows:
The fourth sentence of the twelfth paragraph under the “Risk/Return Summary — What are the Fund’s main investment strategies?” section of the Prospectus and Summary Prospectus and the fourth sentence of the fourteenth paragraph under the “More About the Fund – TAX AWARE INTERMEDIATE DURATION FUND (THE “FUND”) – Principal Investment Strategies” section of the Prospectus are hereby deleted and replaced with the following:
The Adviser engages the following Sub‑Advisers: Insight North America LLC (“Insight”), Pacific Investment Management Company LLC (“PIMCO”) and BlackRock Investment Management, LLC (“BlackRock”).
The following is added as the seventeenth paragraph of the “Risk/Return Summary — What are the Fund’s main investment strategies?” section of the Prospectus and Summary Prospectus and the twenty second paragraph of the “More About the Fund – SIX TAX AWARE INTERMEDIATE DURATION (THE “FUND”) – Principal Investment Strategies” section of the Prospectus, relating to BlackRock:
BlackRock — Passive Treasury
With respect to the portion of the Fund allocated to BlackRock’s Passive Treasury Strategy, BlackRock will invest primarily in U.S. Treasuries and government agency bonds while seeking to replicate overall risk characteristics of a specific index. BlackRock utilizes a stratified sampling approach that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and industry weightings), fundamental characteristics (such as return variability, duration (i.e., a security’s price sensitivity to a change in interest rates), maturity or credit ratings and yield) and liquidity measures similar to those of an applicable underlying index.

Six Circles Tax Aware Intermediate Duration Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SIX CIRCLES FUNDS
Six Circles Tax Aware Intermediate Duration Fund
Supplement dated July 1, 2026
to the Prospectus and Summary Prospectus
dated May 1, 2026, as supplemented
(the “Prospectus”)
On June 15, 2026, the Board of Trustees for the Six Circles Tax Aware Intermediate Duration Fund (the “Fund”) approved the addition of BlackRock Investment Management, LLC (“BlackRock”) as an additional sub‑adviser to the Fund, effective July 1, 2026 (the “Effective Date”). On the Effective Date, BlackRock will begin managing Fund assets allocated to BlackRock by J.P. Morgan Private Investments Inc., the Fund’s adviser, pursuant to BlackRock’s Passive Treasury Strategy.
Accordingly, on the Effective Date, the Fund’s Prospectus is hereby amended as follows:
The fourth sentence of the twelfth paragraph under the “Risk/Return Summary — What are the Fund’s main investment strategies?” section of the Prospectus and Summary Prospectus and the fourth sentence of the fourteenth paragraph under the “More About the Fund – TAX AWARE INTERMEDIATE DURATION FUND (THE “FUND”) – Principal Investment Strategies” section of the Prospectus are hereby deleted and replaced with the following:
The Adviser engages the following Sub‑Advisers: Insight North America LLC (“Insight”), Pacific Investment Management Company LLC (“PIMCO”) and BlackRock Investment Management, LLC (“BlackRock”).
The following is added as the seventeenth paragraph of the “Risk/Return Summary — What are the Fund’s main investment strategies?” section of the Prospectus and Summary Prospectus and the twenty second paragraph of the “More About the Fund – SIX TAX AWARE INTERMEDIATE DURATION (THE “FUND”) – Principal Investment Strategies” section of the Prospectus, relating to BlackRock:
BlackRock — Passive Treasury
With respect to the portion of the Fund allocated to BlackRock’s Passive Treasury Strategy, BlackRock will invest primarily in U.S. Treasuries and government agency bonds while seeking to replicate overall risk characteristics of a specific index. BlackRock utilizes a stratified sampling approach that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and industry weightings), fundamental characteristics (such as return variability, duration (i.e., a security’s price sensitivity to a change in interest rates), maturity or credit ratings and yield) and liquidity measures similar to those of an applicable underlying index.